Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment
Segment Reporting [Abstract]
Number of reportable segments		1	2	2